Summary Prospectus

January 1, 2016

Short-Term Bond Fund Summary

Class/Ticker: Institutional Class - SSHIX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") dated January 1, 2016,  and statement of additional information ("SAI") dated January 1, 2016, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.48%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.48%
1.

The Manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$49
3 Years	$154
5 Years	$269
10 Years	$604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in debt securities;

  up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers; and

  up to 15% of the Fund's total assets in below investment-grade debt securities.

We invest principally in debt securities. We may invest in a variety of debt securities, including corporate, mortgage- and asset-backed securities, bank loans and U.S. Government obligations. These securities may have fixed, floating or variable rates. We invest in both investment-grade and below investment-grade debt securities (often called "high yield securities" or "junk bonds") and may also invest in U.S. dollar-denominated debt securities of foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least BB by Standard & Poor's or Ba by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be three years or less. "Dollar-Weighted Average Effective Maturity" is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund's portfolio.

We employ a top-down macroeconomic outlook to determine the portfolio's duration, yield curve positioning, credit quality and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to determine the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer's general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year

Highest Quarter: 3rd Quarter 2009	+3.76%
Lowest Quarter: 3rd Quarter 2008	-1.03%
Year-to-date total return as of 9/30/2015 is +1.08%

Average Annual Total returns for the periods ended 12/31/2014
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	8/31/1999	1.23%	2.44%	3.36%
Institutional Class (after taxes on distributions)	8/31/1999	0.56%	1.70%	2.16%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	8/31/1999	0.71%	1.59%	2.14%
Barclays U.S. 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)		0.77%	1.41%	2.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Christopher Y. Kauffman, CFA, Portfolio Manager/2010 Jay N. Mueller, CFA, Portfolio Manager/2004 Noah M. Wise, CFA, Portfolio Manager/2013

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Link to Prospectus	Link to SAI

Summary Prospectus

January 1, 2016

Short-Term Bond Fund Summary

Class/Ticker: Class A - SSTVX; Class C - WFSHX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") dated January 1, 2016,  and statement of additional information ("SAI") dated January 1, 2016, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 67 and 69 of the Prospectus and "Additional Purchase and Redemption Information" on page 62 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.45%	0.45%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.81%	1.56%
Fee Waivers	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.73%	1.48%
1.

The Manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.72% for Class A and 1.47% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$273	$251	$151
3 Years	$446	$485	$485
5 Years	$633	$842	$842
10 Years	$1,174	$1,850	$1,850

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in debt securities;

  up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers; and

  up to 15% of the Fund's total assets in below investment-grade debt securities.

We invest principally in debt securities. We may invest in a variety of debt securities, including corporate, mortgage- and asset-backed securities, bank loans and U.S. Government obligations. These securities may have fixed, floating or variable rates. We invest in both investment-grade and below investment-grade debt securities (often called "high yield securities" or "junk bonds") and may also invest in U.S. dollar-denominated debt securities of foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least BB by Standard & Poor's or Ba by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be three years or less. "Dollar-Weighted Average Effective Maturity" is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund's portfolio.

We employ a top-down macroeconomic outlook to determine the portfolio's duration, yield curve positioning, credit quality and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to determine the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer's general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009	+3.68%
Lowest Quarter: 3rd Quarter 2008	-1.11%
Year-to-date total return as of 9/30/2015 is +0.89%

Average Annual Total Returns for the periods ended 12/31/2014 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	8/31/1999	-1.09%	1.73%	2.82%
Class A (after taxes on distributions)	8/31/1999	-1.62%	1.12%	1.75%
Class A (after taxes on distributions and the sale of Fund Shares)	8/31/1999	-0.60%	1.10%	1.77%
Class C (before taxes)	3/31/2008	-0.82%	1.36%	2.25%
Barclays U.S. 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)		0.77%	1.41%	2.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Christopher Y. Kauffman, CFA, Portfolio Manager/2010 Jay N. Mueller, CFA, Portfolio Manager/2004 Noah M. Wise, CFA, Portfolio Manager/2013

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Link to Prospectus	Link to SAI